Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$482,642.56

Principal:
Principal Collections	$8,782,158.88
Prepayments in Full	$2,754,110.82
Liquidation Proceeds	$72,018.28
Recoveries	$70,394.17
Sub Total	$11,678,682.15
Collections	$12,161,324.71

Purchase Amounts:
Purchase Amounts Related to Principal	$458,705.62
Purchase Amounts Related to Interest	$2,174.87
Sub Total	$460,880.49

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,622,205.20

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,622,205.20
Servicing Fee	$122,181.15	$122,181.15	$0.00	$0.00	$12,500,024.05
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,500,024.05
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,500,024.05
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,500,024.05
Interest - Class A-4 Notes	$34,019.70	$34,019.70	$0.00	$0.00	$12,466,004.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,466,004.35
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$12,398,530.60
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,398,530.60
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$12,348,544.77
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,348,544.77
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$12,285,404.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,285,404.77
Regular Principal Payment	$11,676,148.42	$11,676,148.42	$0.00	$0.00	$609,256.35
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$609,256.35
Residual Released to Depositor	$0.00	$609,256.35	$0.00	$0.00	$0.00
Total		$12,622,205.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,676,148.42
Total					$11,676,148.42
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,676,148.42	$85.36	$34,019.70	$0.25	$11,710,168.12	$85.61
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$11,676,148.42	$7.25	$214,619.28	$0.13	$11,890,767.70	$7.38

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$31,646,228.02	0.2313659	$19,970,079.60	0.1460015
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$142,136,228.02	0.0882795	$130,460,079.60	0.0810276

Pool Information
Weighted Average APR	4.061%	4.086%
Weighted Average Remaining Term	19.40	18.70
Number of Receivables Outstanding	19,372	18,506
Pool Balance	$146,617,374.04	$134,447,167.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$142,136,228.02	$130,460,079.60
Pool Factor	0.0890643	0.0816714

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$3,987,087.56
Targeted Overcollateralization Amount	$3,987,087.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,987,087.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$103,213.28
(Recoveries)		124	$70,394.17
Net Loss for Current Collection Period			$32,819.11
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2686%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.5856%
Second Preceding Collection Period			1.2974%
Preceding Collection Period			1.2919%
Current Collection Period			0.2802%
Four Month Average (Current and Preceding Three Collection Periods)			0.8638%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,469	$11,719,711.73
(Cumulative Recoveries)			$2,172,615.95
Cumulative Net Loss for All Collection Periods			$9,547,095.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5799%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,142.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,745.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.60%	347	$3,499,936.67
61-90 Days Delinquent	0.30%	37	$397,610.73
91-120 Days Delinquent	0.04%	5	$56,402.73
Over 120 Days Delinquent	0.62%	51	$835,935.39
Total Delinquent Receivables	3.56%	440	$4,789,885.52

Repossession Inventory:
Repossessed in the Current Collection Period		14	$208,520.63
Total Repossessed Inventory		20	$274,042.13

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5180%
Preceding Collection Period			0.4956%
Current Collection Period			0.5025%
Three Month Average			0.5054%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2017
Payment Date	10/16/2017
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer